Other Financial Liabilities at Fair Value Through Profit or Loss - Parent	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other Financial Liabilities at Fair Value Through Profit or Loss	22. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2023	2022
	£m	£m
Structured Notes Programmes	369	375
Structured deposits	426	321
Zero Amortising Guaranteed Notes	104	107
	899	803
For the Santander UK group all (2022: all) of the other financial liabilities at FVTPL were designated as such.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net loss during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £21m (2022: £25m gain, 2021: £12m loss). The cumulative net loss attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2023 was £6m (2022: £15m gain, 2021: £10m loss).
At 31 December 2023, the amount that would be required to be contractually paid at maturity of the securities above was £97m (2022: £138m) higher than the carrying value.
Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other Financial Liabilities at Fair Value Through Profit or Loss	44.8. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2023	2022
	£m	£m
Medium-term notes	9,591	7,888
	9,591	7,888
Other financial liabilities at FVTPL comprised £9,591m (2022: £7,888m) of other financial liabilities designated at FVTPL. In 2023, as part of MREL requirements, the Company issued £1,481m (2022: £3,991m) of debt securities, which were then downstreamed to Santander UK plc. See Note 4.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The cumulative net gain or loss at 31 December 2023, and net gain or loss for the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £nil (2022: £nil) and has been included in profit and loss to offset credit risk on internal MREL assets held which are required to be recorded at FVTPL in accordance with IFRS 9.
At 31 December 2023, the amount that would be required to be contractually paid at maturity of the securities above was £197m higher (2022: £755m higher)
than the carrying value.